Document And Entity Information	May 08, 2024
Document Information [Line Items]
Entity, Registrant Name	Universal Stainless & Alloy Products, Inc.
Document, Type	8-K
Document, Period End Date	May 08, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39467
Entity, Tax Identification Number	25-1724540
Entity, Address, Address Line One	600 Mayer Street
Entity, Address, City or Town	Bridgeville
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	15017
City Area Code	412
Local Phone Number	257-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000931584
CommonStockParValue0001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	USAP
Security Exchange Name	NASDAQ
PreferredStockPurchaseRights Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ